Defined Benefits (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 01, 2015
Defined Benefit Plan Disclosure [Line Items]
Unfunded status of plan				$ 235
Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 7	$ 3
Interest cost		10	4
Expected return on plan assets		(14)	(5)
Amortization of:
Actuarial (gain) loss		3	1
Net periodic defined benefit costs (credits)		6	3
Supplemental Retirement Plan
Net Periodic Defined Benefit Costs Allocated to Subsidiary by Sponsor (Numeric) [Abstract]
Severance compensation			7
Talen Energy Supply | Supplemental Retirement Plan
Net Periodic Defined Benefit Costs Allocated to Subsidiary by Sponsor (Numeric) [Abstract]
Costs allocated to subsidiary by plan sponsors	[1]	$ 18	30
Termination benefits			$ 16

[1]	The six months ended June 30, 2014 includes $16 million of termination benefits related to a one-time voluntary retirement window offered to certain bargaining unit employees upon the ratification of a new union agreement in June 2014. The benefits offered were consistent with the standard separation program benefits for bargaining unit employees.